Prepayments, net	12 Months Ended
Dec. 31, 2021
Prepayments Net
Prepayments, net

7. Prepayments, net

Prepayments, net consist of the following:

	December 31,	December 31,
	2021	2020

Prepayments - current	$3,290,993	$605,463
Prepayments - non-current	10,288,302	4,158,397
Allowance for doubtful accounts - current	(1,487,210)	(147,631)
Allowance for doubtful accounts -non-current	(8,583,490)	—
Total prepayments, net	$3,508,595	$4,616,229

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$147,631	$188,264
Addition	9,803,067	(50,757)
Exchange rate effect	120,002	10,124
Ending balance	$10,070,700	$147,631